UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21079

 NAME OF REGISTRANT:                     AIP Alternative Strategies
                                         Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 701 Westchester Avenue
                                         Suite 312w
                                         White Plains, NY 10604

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Lee Schultheis
                                         701 Westchester Avenue
                                         Suite 312w
                                         White Plains, NY 10604

 REGISTRANT'S TELEPHONE NUMBER:          1-877-569-2382

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Alpha Hedged Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Beta Hedged Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         AIP Alternative Strategies Funds
By (Signature)       /s/ Lee Schultheis
Name                 Lee Schultheis
Title                President
Date                 08/29/2007